LEASES (Tables)	12 Months Ended
Dec. 31, 2024
LEASES
Schedule of classification of leases
	Balance Sheet	December 31,	December 31,
	Classification	2024	2023

Right-of-use assets	Other long-term assets	$78,075	$101,400
Current lease liabilities	Other current liabilities	22,110	19,064
Non-current lease liabilities	Other long-term liabilities	60,364	76,930

Schedule of maturities of lease liabilities
December 31, 2024
Maturity of lease liabilities	Financing Leases
2025	33,311
2026	27,717
2027	27,012
Thereafter	8,021
Total lease payments	$96,061
Less: Imputed interest	(13,587)
Present value of lease liabilities	$82,474